UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7994

Western Asset Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

WESTERN ASSET GLOBAL PARTNERS
INCOME FUND INC.

FORM N-Q
NOVEMBER 30, 2007

ITEM 1.           SCHEDULE OF INVESTMENTS

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited)

November 30, 2007

Face Amount†	Security††	Value
CORPORATE BONDS & NOTES — 61.8%
Aerospace & Defense — 1.4%
275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$273,625
675,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	669,937
	Hawker Beechcraft Acquisition Co.:
1,255,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	1,242,450
245,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	248,063
1,400,000	L-3 Communications Corp., Senior Subordinated Notes, 6.125% due 1/15/14	1,375,500
	Total Aerospace & Defense	3,809,575
Airlines — 1.0%
	Continental Airlines Inc.:
80,000	Notes, 8.750% due 12/1/11	76,800
	Pass-Through Certificates:
21,564	6.541% due 9/15/08	21,403
204,875	8.312% due 4/2/11	204,086
230,000	7.339% due 4/19/14	216,200
1,130,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,192,150
	Delta Air Lines Inc.:
340,000	8.954% due 8/10/14 (a)	328,100
	Pass-Through Certificates:
408,407	6.619% due 3/18/11	407,133
310,000	7.711% due 9/18/11	303,297
	Total Airlines	2,749,169
Auto Components — 1.3%
	Allison Transmission Inc.:
300,000	11.000% due 11/1/15 (a)	290,250
590,000	11.250% due 11/1/15 (a)(b)	553,125
480,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	355,200
2,405,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,152,475
	Total Auto Components	3,351,050
Automobiles — 1.5%
	Ford Motor Co.:
	Debentures:
265,000	8.875% due 1/15/22	218,625
595,000	8.900% due 1/15/32	467,075
760,000	Notes, 7.450% due 7/16/31	577,600
	General Motors Corp.:
375,000	Notes, 7.200% due 1/15/11	349,687
	Senior Debentures:
200,000	8.250% due 7/15/23	165,000
2,540,000	8.375% due 7/15/33	2,120,900
	Total Automobiles	3,898,887
Beverages — 0.2%
515,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	484,100
Building Products — 0.9%
1,795,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 14.686% due 3/1/14	1,175,725
498,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	510,527
450,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	366,750

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Building Products — 0.9% (continued)
700,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.711% due 3/1/14	$416,500
	Total Building Products	2,469,502
Capital Markets — 0.1%
190,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	142,025
Chemicals — 1.5%
750,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17 (a)	738,750
	Georgia Gulf Corp., Senior Notes:
520,000	9.500% due 10/15/14	431,600
340,000	10.750% due 10/15/16	236,300
345,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	371,737
	Lyondell Chemical Co.:
305,000	6.875% due 6/15/17	347,700
	Senior Notes:
205,000	8.000% due 9/15/14	233,187
165,000	8.250% due 9/15/16	194,288
20,000	Senior Secured Notes, 10.500% due 6/1/13	21,500
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	484,875
1,130,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	887,050
	Total Chemicals	3,946,987
Commercial Banks — 3.6%
1,150,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	1,165,812
3,768,531	HSBC Bank PLC, 7.000% due 11/1/11	3,906,911
740,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	642,875
	ICICI Bank Ltd., Subordinated Bonds:
186,000	6.375% due 4/30/22 (a)(c)	165,224
130,000	6.375% due 4/30/22 (a)(c)	116,658
	Russian Agricultural Bank, Loan Participation Notes:
1,011,000	7.175% due 5/16/13 (a)	1,045,071
1,686,000	6.299% due 5/15/17 (a)	1,586,357
	TuranAlem Finance BV, Bonds:
530,000	8.250% due 1/22/37 (a)	422,675
475,000	8.250% due 1/22/37 (a)	378,813
	Total Commercial Banks	9,430,396
Commercial Services & Supplies — 1.2%
750,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	716,250
75,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	65,625
1,519,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,587,355
580,000	Rental Services Corp., 9.500% due 12/1/14	540,850
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	2,000
340,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	307,700
	Total Commercial Services & Supplies	3,219,780
Communications Equipment — 0.3%
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	712,800
Consumer Finance — 1.9%
665,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	475,475
	Ford Motor Credit Co.:
	Notes:

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Consumer Finance — 1.9% (continued)
100,000	7.875% due 6/15/10	$92,871
295,000	7.000% due 10/1/13	257,944
	Senior Notes:
862,000	10.944% due 6/15/11 (c)	819,968
90,000	9.875% due 8/10/11	87,159
170,000	7.993% due 1/13/12 (c)	148,255
360,000	8.000% due 12/15/16	315,462
	General Motors Acceptance Corp.:
2,085,000	Bonds, 8.000% due 11/1/31	1,773,288
1,300,000	Notes, 6.875% due 8/28/12	1,106,247
	Total Consumer Finance	5,076,669
Containers & Packaging — 0.6%
	Graham Packaging Co. Inc.:
70,000	8.500% due 10/15/12	65,625
240,000	Senior Subordinated Notes, 9.875% due 10/15/14	221,400
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	621,875
175,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	176,750
260,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	262,600
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	4,063
370,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	357,050
	Total Containers & Packaging	1,709,363
Diversified Consumer Services — 0.5%
1,015,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	1,020,075
	Service Corp. International:
90,000	Debentures, 7.875% due 2/1/13	92,045
	Senior Notes:
180,000	7.625% due 10/1/18	179,550
130,000	7.500% due 4/1/27	121,550
	Total Diversified Consumer Services	1,413,220
Diversified Financial Services — 2.0%
535,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	453,413
335,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	312,388
130,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	136,790
560,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	560,000
	Residential Capital LLC:
350,000	8.544% due 4/17/09 (a)(c)	152,250
210,000	8.375% due 6/30/15	136,500
430,000	Notes, 7.875% due 6/30/10	293,475
735,000	Senior Notes, 7.500% due 2/22/11	488,775
	TNK-BP Finance SA:
760,000	7.500% due 7/18/16 (a)	736,364
1,160,000	Senior Notes, 7.875% due 3/13/18 (a)	1,146,950
400,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15	296,000
545,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	519,112
	Total Diversified Financial Services	5,232,017

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Diversified Telecommunication Services — 4.1%
	Axtel SAB de CV:
70,000	11.000% due 12/15/13	$76,475
100,000	7.625% due 2/1/17 (a)	99,000
1,000,000	Senior Notes, 7.625% due 2/1/17 (a)	990,000
100,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	94,750
110,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	95,700
	Citizens Communications Co.:
15,000	7.050% due 10/1/46	12,300
630,000	Senior Notes, 7.875% due 1/15/27	607,950
115,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	119,025
1,190,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	1,237,600
195,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	198,900
	Level 3 Financing Inc.:
980,000	9.250% due 11/1/14	884,450
380,000	9.150% due 2/15/15 (c)	323,000
1,815,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,851,300
	Qwest Communications International Inc., Senior Notes:
412,000	9.058% due 2/15/09 (c)	414,060
725,000	7.500% due 2/15/14	723,187
285,000	Qwest Corp., Debentures, 6.875% due 9/15/33	260,775
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	646,425
	Virgin Media Finance PLC, Senior Notes:
180,000	8.750% due 4/15/14	180,000
850,000	9.125% due 8/15/16	850,000
75,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	81,375
1,000,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,042,500
	Total Diversified Telecommunication Services	10,788,772
Electric Utilities — 0.8%
560,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	570,360
520,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	569,400
500,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	473,750
590,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	486,750
	Total Electric Utilities	2,100,260
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
110,000	Senior Notes, 9.500% due 10/15/15	100,375
650,000	Senior Secured Notes, 7.875% due 10/15/14	627,250
	Total Electronic Equipment & Instruments	727,625
Energy Equipment & Services — 0.7%
445,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	424,975
170,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	172,550
1,000,000	Key Energy Services Inc., 8.375% due 12/1/14 (a)	1,007,500
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	180,250
70,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	80,450
	Total Energy Equipment & Services	1,865,725
Food & Staples Retailing — 0.2%
337,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	402,067
Food Products — 0.3%
800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	736,000

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Gas Utilities — 0.3%
815,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$788,513
Health Care Equipment & Supplies — 0.1%
285,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	260,775
Health Care Providers & Services — 3.2%
240,000	Community Health Systems Inc., 8.875% due 7/15/15	243,600
1,155,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,129,012
	HCA Inc.:
535,000	9.250% due 11/15/16	555,063
400,000	Debentures, 7.500% due 12/15/23	327,041
	Notes:
610,000	6.375% due 1/15/15	509,350
55,000	7.690% due 6/15/25	44,872
	Senior Notes:
4,000	6.250% due 2/15/13	3,500
135,000	6.500% due 2/15/16	113,063
1,000,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	1,042,500
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	950,625
180,000	Reable Therapeutics Finance LLC, 10.875% due 11/15/14 (a)	173,700
	Tenet Healthcare Corp., Senior Notes:
665,000	6.375% due 12/1/11	601,825
50,000	6.500% due 6/1/12	44,250
754,000	7.375% due 2/1/13	667,290
705,000	9.875% due 7/1/14	667,987
	Universal Hospital Services Inc., Secured Notes:
635,000	8.500% due 6/1/15 (a)(b)	638,175
130,000	8.759% due 6/1/15 (a)(c)	128,700
830,000	US Oncology Holdings Inc., 10.759% due 3/15/12 (b)	705,500
	Total Health Care Providers & Services	8,546,053
Hotels, Restaurants & Leisure — 3.0%
400,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	383,000
590,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	284,675
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	115,938
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	671,625
250,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	236,250
335,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	326,625
475,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	315,875
370,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	362,600
770,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	809,462
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	522,500
	MGM MIRAGE Inc.:
210,000	Notes, 6.750% due 9/1/12	204,487
	Senior Notes:
95,000	7.500% due 6/1/16	93,813
710,000	7.625% due 1/15/17	710,000
55,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	51,150
325,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	329,875
610,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	655,750
755,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	660,625

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Hotels, Restaurants & Leisure — 3.0% (continued)
	Snoqualmie Entertainment Authority, Senior Secured Notes:
125,000	9.063% due 2/1/14 (a)(c)	$120,000
120,000	9.125% due 2/1/15 (a)	116,100
	Station Casinos Inc.:
	Senior Notes:
330,000	6.000% due 4/1/12	301,125
185,000	7.750% due 8/15/16	174,825
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	387,125
100,000	6.625% due 3/15/18	76,250
	Total Hotels, Restaurants & Leisure	7,909,675
Household Durables — 1.1%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	53,075
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
445,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	402,725
465,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	337,125
	KB Home:
425,000	7.750% due 2/1/10	399,500
500,000	Senior Subordinated Notes, 8.625% due 12/15/08	491,250
485,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	489,850
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12	628,975
	Total Household Durables	2,802,500
Household Products — 0.2%
300,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	294,000
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	325,813
	Total Household Products	619,813
Independent Power Producers & Energy Traders — 5.1%
	AES Corp.:
1,595,000	8.000% due 10/15/17 (a)	1,595,000
	Senior Notes:
125,000	9.500% due 6/1/09	129,531
300,000	9.375% due 9/15/10	313,875
	Dynegy Holdings Inc.:
1,020,000	7.750% due 6/1/19	923,100
480,000	Senior Debentures, 7.625% due 10/15/26	411,600
280,000	Dynegy Inc., 7.670% due 11/8/16	275,450
	Edison Mission Energy, Senior Notes:
610,000	7.750% due 6/15/16	619,150
350,000	7.200% due 5/15/19	336,000
440,000	7.625% due 5/15/27	412,500
	Energy Future Holdings, Senior Notes:
110,000	10.875% due 11/1/17 (a)	108,350
5,490,000	11.250% due 11/1/17 (a)(b)	5,421,375
1,150,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,158,625
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	269,500
1,355,000	7.375% due 2/1/16	1,331,288
135,000	7.375% due 1/15/17	132,300
120,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	85,291
	Total Independent Power Producers & Energy Traders	13,522,935
Industrial Conglomerates — 0.0%
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (d)(e)(f)	0

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
IT Services — 1.8%
340,000	Ceridian Corp., 12.250% due 11/15/15 (a)(b)	$322,150
	First Data Corp.:
1,500,000	5.625% due 11/1/11	1,133,512
1,250,000	7.960% due 10/15/14 (c)	1,189,631
790,000	9.875% due 9/24/15 (a)	735,688
	SunGard Data Systems Inc.:
479,000	Senior Notes, 9.125% due 8/15/13	489,778
950,000	Senior Subordinated Notes, 10.250% due 8/15/15	983,250
	Total IT Services	4,854,009
Machinery — 0.1%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	162,350
200,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	202,000
	Total Machinery	364,350
Media — 5.0%
	Affinion Group Inc.:
950,000	Senior Notes, 10.125% due 10/15/13	957,125
255,000	Senior Subordinated Notes, 11.500% due 10/15/15	255,638
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
220,000	Senior Accreting Notes, 12.125% due 1/15/15	152,900
1,240,000	Senior Notes, 11.750% due 5/15/14	849,400
2,424,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,121,000
	CCH II LLC/CCH II Capital Corp., Senior Notes:
510,000	10.250% due 9/15/10	506,175
161,000	10.250% due 10/1/13	160,195
200,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	151,000
210,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	162,750
635,000	CMP Susquehanna Corp., 9.875% due 5/15/14	536,575
	CSC Holdings Inc.:
920,000	Senior Debentures, 8.125% due 8/15/09	931,500
	Senior Notes:
250,000	7.625% due 4/1/11	246,250
375,000	6.750% due 4/15/12	353,437
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	661,194
	EchoStar DBS Corp., Senior Notes:
45,000	7.000% due 10/1/13	46,800
50,000	6.625% due 10/1/14	50,750
960,000	7.125% due 2/1/16	1,004,400
520,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	504,400
500,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	470,000
	R.H. Donnelley Corp.:
300,000	Senior Discount Notes, 6.875% due 1/15/13	275,250
	Senior Notes:
650,000	8.875% due 1/15/16	617,500
390,000	8.875% due 10/15/17 (a)	369,525
320,000	Sun Media Corp., 7.625% due 2/15/13	308,800
	TL Acquisitions Inc.:
640,000	Senior Notes, 10.500% due 1/15/15 (a)	627,200
450,000	Senior Subordinated Notes, step bond to yield 13.361% due 7/15/15 (a)	351,562
	XM Satellite Radio Inc., Senior Notes:
310,000	9.411% due 5/1/13 (c)	303,800

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Media — 5.0% (continued)
105,000	9.750% due 5/1/14	$105,525
	Total Media	13,080,651
Metals & Mining — 2.2%
1,920,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,078,400
150,000	Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12 (a)(b)(c)	128,250
910,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	946,400
140,000	Noranda Aluminium Acquisition Corp., 8.738% due 5/15/15 (a)(b)(c)	121,100
410,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(c)	357,725
450,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	421,875
895,000	Ryerson Inc., 12.000% due 11/1/15 (a)	882,694
245,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	244,387
760,000	Tube City IMS Corp., 9.750% due 2/1/15	725,800
	Total Metals & Mining	5,906,631
Multiline Retail — 0.9%
	Dollar General Corp.:
160,000	Senior Notes, 10.625% due 7/15/15 (a)	146,400
920,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	740,600
	Neiman Marcus Group Inc.:
140,000	7.125% due 6/1/28	128,100
290,000	Senior Notes, 9.000% due 10/15/15 (b)	303,050
1,010,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,078,175
	Total Multiline Retail	2,396,325
Oil, Gas & Consumable Fuels — 6.1%
765,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	776,475
2,005,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	1,954,875
120,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	127,615
165,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	167,062
296,908	Corral Finans AB, 10.243% due 4/15/10 (a)(b)	274,640
	El Paso Corp.:
	Medium-Term Notes:
900,000	7.800% due 8/1/31	903,584
230,000	7.750% due 1/15/32	230,921
825,000	Notes, 7.875% due 6/15/12	867,567
	Enterprise Products Operating LP:
85,000	7.034% due 1/15/68 (c)	79,242
350,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	365,949
805,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	786,887
	Gazprom, Loan Participation Notes:
1,240,000	6.212% due 11/22/16 (a)	1,199,328
260,000	Senior Notes, 6.510% due 3/7/22 (a)	250,198
635,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	603,250
	Mariner Energy Inc., Senior Notes:
260,000	7.500% due 4/15/13	248,300
120,000	8.000% due 5/15/17	114,000
70,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	76,387
355,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	351,450
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	321,000
416,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	443,676
240,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	253,200
	Petroplus Finance Ltd.:
470,000	6.750% due 5/1/14 (a)	439,450
280,000	Senior Note, 7.000% due 5/1/17 (a)	259,000
450,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	436,500

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Oil, Gas & Consumable Fuels — 6.1% (continued)
820,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	$787,200
30,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	29,100
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	311,850
725,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	706,875
	Williams Cos. Inc.:
	Notes:
425,000	7.125% due 9/1/11	448,375
1,400,000	7.875% due 9/1/21	1,589,000
260,000	8.750% due 3/15/32	315,250
300,000	Senior Notes, 7.625% due 7/15/19	333,750
	Total Oil, Gas & Consumable Fuels	16,051,956
Paper & Forest Products — 1.3%
	Abitibi-Consolidated Co. of Canada:
	Notes:
115,000	7.750% due 6/15/11	93,725
500,000	8.491% due 6/15/11 (c)	398,125
220,000	Senior Notes, 8.375% due 4/1/15	167,200
	Abitibi-Consolidated Inc.:
350,000	7.875% due 8/1/09	336,875
315,000	Debentures, 7.400% due 4/1/18	215,775
150,000	Notes, 8.550% due 8/1/10	131,250
735,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	723,056
	NewPage Corp.:
550,000	Senior Secured Notes, 11.161% due 5/1/12 (c)	580,250
180,000	Senior Subordinated Notes, 12.000% due 5/1/13	189,000
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	579,000
	Total Paper & Forest Products	3,414,256
Pharmaceuticals — 0.4%
1,465,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,164,675
Real Estate Investment Trusts (REITs) — 0.3%
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	19,550
135,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	61,425
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
190,000	6.500% due 6/1/16	186,200
440,000	6.750% due 4/1/17	436,700
	Total Real Estate Investment Trusts (REITs)	703,875
Real Estate Management & Development — 0.4%
285,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	200,925
1,315,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	864,613
	Total Real Estate Management & Development	1,065,538
Road & Rail — 1.2%
1,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,155,400
	Hertz Corp.:
735,000	Senior Notes, 8.875% due 1/1/14	738,675
1,000,000	Senior Subordinated Notes, 10.500% due 1/1/16	1,040,000
	Kansas City Southern de Mexico:
40,000	7.625% due 12/1/13	40,300
25,000	Senior Notes, 7.375% due 6/1/14 (a)	24,687

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†	Security††	Value
Road & Rail — 1.2% (continued)
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	$101,000
	Total Road & Rail	3,100,062
Software — 0.1%
425,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	366,563
Specialty Retail — 0.5%
	AutoNation Inc., Senior Notes:
185,000	7.243% due 4/15/13 (c)	174,825
95,000	7.000% due 4/15/14	90,250
435,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	371,925
240,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	256,800
340,000	Michaels Stores Inc., 10.000% due 11/1/14	336,600
	Total Specialty Retail	1,230,400
Textiles, Apparel & Luxury Goods — 0.3%
50,000	Levi Strauss & Co., Senior Notes, 8.875% due 4/1/16	49,000
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	324,188
425,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	337,875
	Total Textiles, Apparel & Luxury Goods	711,063
Tobacco — 0.3%
	Alliance One International Inc.:
55,000	8.500% due 5/15/12	53,625
620,000	Senior Notes, 11.000% due 5/15/12	654,100
	Total Tobacco	707,725
Trading Companies & Distributors — 0.8%
315,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	278,775
975,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	906,750
1,045,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	966,625
	Total Trading Companies & Distributors	2,152,150
Transportation Infrastructure — 0.3%
	Saint Acquisition Corp.:
790,000	Secured Notes, 12.500% due 5/15/17 (a)	422,650
665,000	Senior Secured Notes, 12.619% due 5/15/15 (a)(c)	355,775
	Total Transportation Infrastructure	778,425
Wireless Telecommunication Services — 2.4%
420,000	ALLTEL Communications Inc., 10.375% due 12/1/17 (a)(b)	388,500
700,000	America Movil SAB de CV, 5.625% due 11/15/17	693,379
195,000	MetroPCS Wireless Inc., 9.250% due 11/1/14	185,737
70,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	76,535
	Rural Cellular Corp.:
210,000	Senior Notes, 9.875% due 2/1/10	218,925
300,000	Senior Secured Notes, 8.250% due 3/15/12	312,750
380,000	Senior Subordinated Notes, 8.580% due 6/1/13 (a)(c)	387,600
	True Move Co., Ltd.:
2,430,000	10.750% due 12/16/13 (a)	2,515,050
950,000	10.375% due 8/1/14 (a)	954,750

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†		Security††	Value
Wireless Telecommunication Services — 2.4% (continued)
480,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	$487,296
		Total Wireless Telecommunication Services	6,220,522
		TOTAL CORPORATE BONDS & NOTES (Cost — $172,843,655)	162,985,429
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
987,700		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $987,700)	0
COLLATERALIZED SENIOR LOANS — 0.4%
Auto Components — 0.3%
750,000		Allison Transmission, Term Loan B, 8.170% due 8/7/14 (c)	702,500
Containers & Packaging — 0.1%
500,000		Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (c)	430,000
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,207,079)	1,132,500
SOVEREIGN BONDS — 33.3%
Argentina — 2.1%
		Republic of Argentina:
4,199,000		Bonds, Series VII, 7.000% due 9/12/13	3,591,661
1,219,005		Discount Notes, 8.280% due 12/31/33 (g)	1,182,436
5,670,000		GDP Linked Securities, 1.330% due 12/15/35 (c)	729,162
		Total Argentina	5,503,259
Brazil — 11.0%
		Federative Republic of Brazil:
8,760,000		7.125% due 1/20/37 (g)	10,038,960
4,204,000		11.000% due 8/17/40 (g)	5,649,125
		Collective Action Securities:
2,185,000		8.750% due 2/4/25	2,802,263
9,515,000		Notes, 8.000% due 1/15/18	10,690,102
		Total Brazil	29,180,450
Colombia — 1.7%
		Republic of Colombia:
100,000		7.375% due 1/27/17	111,250
3,820,000		7.375% due 9/18/37 (g)	4,307,050
		Total Colombia	4,418,300
Ecuador — 0.6%
1,631,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	1,582,070
Egypt — 0.2%
2,810,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (a)	519,609
El Salvador — 0.8%
		Republic of El Salvador:
1,555,000		7.750% due 1/24/23 (a)	1,811,575
330,000		8.250% due 4/10/32 (a)	405,075
		Total El Salvador	2,216,650
Indonesia — 1.1%
		Republic of Indonesia:
500,000		8.500% due 10/12/35 (a)	588,750

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Face Amount†		Security††	Value
Indonesia — 1.1% (continued)
5,692,000,000	IDR	Series FR40, 11.000% due 9/15/25	$596,832
5,058,000,000	IDR	Series FR42, 10.250% due 7/15/27	494,047
7,931,000,000	IDR	Series FR43, 10.250% due 7/15/22	800,274
5,998,000,000	IDR	Series FR45, 9.750% due 5/15/37	547,177
		Total Indonesia	3,027,080
Mexico — 0.2%
		United Mexican States,
		Medium-Term Notes, Series A:
160,000		5.625% due 1/15/17	162,600
371,000		6.750% due 9/27/34	416,448
		Total Mexico	579,048
Panama — 2.2%
		Republic of Panama:
4,000		9.625% due 2/8/11	4,500
1,625,000		7.250% due 3/15/15	1,790,750
243,000		9.375% due 4/1/29	332,910
3,394,000		6.700% due 1/26/36	3,572,185
		Total Panama	5,700,345
Peru — 0.7%
		Republic of Peru:
381,000		Bonds, 6.550% due 3/14/37	398,145
1,200,000		Global Bonds, 7.350% due 7/21/25	1,371,000
		Total Peru	1,769,145
Russia — 1.4%
		Russian Federation:
1,455,000		11.000% due 7/24/18 (a)	2,084,287
540,000		12.750% due 6/24/28 (a)	982,800
495,535		7.500% due 3/31/30 (a)	563,361
		Total Russia	3,630,448
Turkey — 7.1%
		Republic of Turkey:
78,000		7.000% due 6/5/20	81,120
575,000		11.875% due 1/15/30 (g)	908,500
416,000		Bonds, 7.000% due 9/26/16	437,840
9,650,000		Collective Action Securities, Notes, 7.375% due 2/5/25 (g)	10,313,437
7,026,000		Notes, 6.875% due 3/17/36 (g)	6,920,610
		Total Turkey	18,661,507
Uruguay — 0.6%
1,431,761		Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,578,516
Venezuela — 3.6%
		Bolivarian Republic of Venezuela:
3,733,000		8.500% due 10/8/14 (g)	3,541,684
4,267,000		5.750% due 2/26/16 (g)	3,344,261
233,000		7.650% due 4/21/25	196,885
		Collective Action Securities:
1,982,000		9.375% due 1/13/34	1,961,189
391,000		Notes, 10.750% due 9/19/13	414,460
		Total Venezuela	9,458,479
		TOTAL SOVEREIGN BONDS (Cost — $86,068,937)	87,824,906

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Shares	Security††	Value
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc. (d)(f)*	$13,492
10,194	Mattress Discounters Corp. (d)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	13,492
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (d)(f)*	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (d)(f)*	0
	TOTAL COMMON STOCKS (Cost — $1,121,578)	13,492
PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000%*	6,655
FINANCIALS — 0.4%
Diversified Financial Services — 0.1%
6,800	Preferred Plus, Trust Series FRD-1, 7.400%	104,992
300	Saturns, Series F 2003-5, 8.125%	5,139
	TCR Holdings Corp.:
4,091	Class B Shares, 0.000% (d)(f)*	4
2,250	Class C Shares, 0.000% (d)(f)*	2
5,932	Class D Shares, 0.000% (d)(f)*	6
12,271	Class E Shares, 0.000% (d)(f)*	13
	Total Diversified Financial Services	110,156
Thrifts & Mortgage Finance — 0.3%
34,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	867,000
	TOTAL FINANCIALS	977,156
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc., 0.000% (d)(f)	0
	TOTAL PREFERRED STOCKS (Cost — $974,156)	983,811
ESCROWED SHARES — 0.0%
625,000	Pillowtex Corp. (d)(e)(f) * (Cost - $0)	0

Face Amount†
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.1%
U.S. Government Agencies — 0.1%
400,000	Federal National Mortgage Association (FNMA), 5.625% due 11/15/21 (Cost - $401,156)	412,155

Warrants
WARRANTS — 0.1%
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	342,187

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Warrants	Security††	Value
WARRANTS — 0.1% (continued)
1,872,290	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), (d)(f)*	$2
4,202	Pillowtex Corp., Expires 11/24/29(d)(f)*	0
	TOTAL WARRANTS (Cost — $3,108)	342,189
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $263,607,369)	253,694,482

Face Amount†
SHORT-TERM INVESTMENTS — 3.9%
Sovereign Bonds — 1.8%
		Egypt Treasury Bills:
8,800,000	EGP	Zero coupon bond to yield 0.000% due 11/11/08 (f)	1,489,164
19,275,000	EGP	Zero coupon bond to yield 7.427% due 11/25/08 (f)	3,238,304
		Total Sovereign Bonds	4,727,468
U.S. Government Agencies — 2.1%
1,400,000		Federal Home Loan Bank (FHLB), Discount Notes, 4.310% due 12/10/07 (h)	1,398,829
3,700,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.350% due 12/10/07 (h)	3,696,878
325,000		Federal National Mortgage Association (FNMA), Discount Notes, 4.365%- 5.203% due 3/17/08 (h)	321,052
		Total U.S. Government Agencies	5,416,759
Repurchase Agreement — 0.0%
$51,000		Morgan Stanley tri-party repurchase agreement dated 11/30/07, 4.500% due 12/3/07; Proceeds at maturity - $51,019; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/20; Market value - $53,044)	51,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $10,219,364)	10,195,227
		TOTAL INVESTMENTS — 100.0% (Cost — $273,826,733#)	263,889,709

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All securities are segregated pursuant to revolving credit facility, for open futures contracts, options written and reverse repurchase agreements.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(d)	Illiquid security.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EGP - Egyptian Pound
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
OJSC - Open Joint Stock Company

See Notes to Schedule of Investments.

Western Asset Global Partners Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2007

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
500,000	OTC Swaption Payer, Put	1/22/08	$1.80	$2,675
600,000	OTC Swaption Payer, Put	1/22/08	1.80	3,209
200,000	OTC Swaption Payer, Put	1/22/08	1.90	1,450
100,000	OTC Swaption Payer, Put	1/22/08	1.90	725
300,000	OTC Swaption Payer, Put	1/22/08	1.80	1,605
	(Premium received - $7,404)			$9,664

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S. corporate debt securities and high-yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party  making a stream of payments to another party  in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a

Notes to Schedule of Investments (unaudited) (continued)

seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value od the swap, and in certain instances take delivery of the security. As the seller, the Fund would be effectively add leverage to its portfolio because, in addition to its total net asets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.  Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.  If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange.  If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.  Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.  If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(i) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

Notes to Schedule of Investments (unaudited) (continued)

investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,924,844
Gross unrealized depreciation	(16,861,868)
Net unrealized depreciation	$(9,937,024)

At November 30, 2007, the Fund held collateralized senior loans with a total cost of $1,207,079 and a total market value of $1,132,500.

At November 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	1	3/08	$112,800	$113,204	$(404)
U.S. Treasury 10-Year Notes	3	12/07	331,016	341,765	(10,749)
Net Unrealized Loss on Open Futures Contracts					$(11,153)

During the period ended November 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding August 30, 2007	—	—
Options written	1,700,000	$7,404
Options closed	—	—
Options expired	—	—
Options written, outstanding November 30, 2007	1,700,000	$7,404

Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$22,210,750	4.69%	$40,299,017

Interest rates on reverse repurchase agreements ranged from 1.25% to 5.85% during the period ended November 30, 2007. Interest expense incurred on reverse repurchase agreements totaled $268,819.

At November 30, 2007, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$927,188	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
dated 10/30/07 bearing 4.600% to be repurchased at $932,519
on 12/14/07, collateralized by: $575,000 Republic of Turkey,
11.875% due 1/15/30;
	Market value (including accrued interest) $934,662	$927,188

2,047,760	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
dated 11/13/07 bearing 4.250% to be repurchased at an amount and date

Notes to Schedule of Investments (unaudited) (continued)

Face
Amount	Security	Value
	to be determined, collateralized by: $1,760,000 Federative Republic of Brazil,
	7.125% due 1/20/37;
	Market value (including accrued interest) $2,063,303	2,047,760

7,198,625	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 11/14/07 bearing 4.500% to be repurchased at $7,225,620
	on 12/14/07, collateralized by: $6,650,000 Republic of Turkey,
	7.375% due 2/5/25;
	Market value (including accrued interest) $7,267,113	7,198,625

3,247,500	Reverse Repurchase Agreement with JPMorgan Chase & Co.,
	dated 11/13/07 bearing 4.500% to be repurchased at $3,260,084
	on 12/14/07, collateralized by: $3,000,000 Republic of Turkey,
	7.375% due 2/5/25;
	Market value (including accrued interest) $3,278,397	3,247,500

6,790,000	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/27/07 bearing 4.000% to be repurchased at $6,799,808
	on 12/10/07, collateralized by: $7,000,000 Federative Republic of Brazil,
	7.125% due 1/20/37;
	Market value (including accrued interest) $8,206,321	6,790,000

3,023,300	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/28/07 bearing 5.050% to be repurchased at $3,028,389
	on 12/10/07, collateralized by: $3,500,000 Bolivarian Republic of Venezuela,
	8.500% due 10/8/14;
	Market value (including accrued interest) $3,388,323	3,023,300

1,035,720	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/28/07 bearing 3.500% to be repurchased at $1,036,928
	on 12/10/07, collateralized by: $1,050,000 Republic of Argentina,
	8.280% due 12/31/33;
	Market value (including accrued interest) $1,055,556	1,035,720

1,659,979	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/28/07 bearing 4.500% to be repurchased at $1,662,469
	on 12/10/07, collateralized by: $2,321,000 Bolivarian Republic of Venezuela,
	5.750% due 2/26/16;
	Market value (including accrued interest) $1,854,987	1,659,979

3,725,552	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/28/07 bearing 4.500% to be repurchased at $3,731,140
	on 12/10/07, collateralized by: $3,044,000 Federative Republic of Brazil,
	11.000% due 8/17/40;
	Market value (including accrued interest) $4,188,643	3,725,552

3,822,674	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/28/07 bearing 4.500% to be repurchased at $3,828,408
	on 12/10/07, collateralized by: $3,820,000 Republic of Columbia,
	7.375% due 9/18/37;
	Market value (including accrued interest) $4,365,872	3,822,674

6,054,304	Reverse Repurchase Agreement with Credit Suisse,
	dated 11/28/07 bearing 4.500% to be repurchased at $6,063,386
	on 12/10/07, collateralized by: $7,026,000 Republic of Turkey,
	6.875% due 3/17/36;
	Market value (including accrued interest) $7,022,809	6,054,304

	Total Reverse Repurchase Agreements
	(Cost — $39,532,602)	$39,532,602

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2007, the Fund held the following credit default swap contract:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/11/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$12,600,000
Termination Date:	6/20/12
Unrealized Depreciation	$(396,589)

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: January 28, 2008